UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    November 11, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         79
Form 13F Information Table Value Total:        1,432,765  (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	      SH/     PUT/  Invtmnt  Other	   Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN     CALL  Dscretn  Mgrs  Sole    Shared  None
Airgas Inc                              CS        009363102      36,271       568,325        SH            SOLE          568,325
AK Steel Holding Corp                   CS        001547108      1,077        164,668        SH            SOLE          164,668
Allied Nevada Gold Corp                 CS        019344100      6,013        167,212        SH            SOLE          167,212
AMC Networks Inc                        CS        00164V103      6,836        213,955        SH            SOLE          213,955
American Capital Ltd                    CS        02503Y103      6,686        980,299        SH            SOLE          980,299
Arch Chemicals Inc                      CS        03937R102      4,220        89,935         SH            SOLE          89,935
Ashland Inc                             CS        044209104      4,629        104,873        SH            SOLE          104,873
Banco Bradesco SA                       CS        059460303      12,572       850,000        SH            SOLE          850,000
BJ's Wholesale Club Inc                 CS        05548J106      92,412       1,803,162      SH            SOLE          1,803,162
Cemex SAB de CV                         CS        151290889      3,413        1,080,000      SH            SOLE          1,080,000
CenturyLink Inc                         CS        156700106      8,002        241,614        SH            SOLE          241,614
Cephalon Inc                            CS        156708109      223,940      2,774,963      SH            SOLE          2,774,963
Community Health Systems Inc            CS        203668108      7,491        450,181        SH            SOLE          450,181
Convergys Corp                          CS        212485106      6,246        665,843        SH            SOLE          665,843
Covidien Ltd                            CS        G2254F105      12,426       281,766        SH            SOLE          281,766
Cemex SAB de CV                         CS        151290889      3,160        1,000,000             PUT    SOLE          1,000,000
Cemex SAB de CV                         CS        151290889      1,580        500,000               CALL   SOLE          500,000
Delta Air Lines Inc                     CS        247361702      1,694        225,884        SH            SOLE          225,884
Diamond Foods Inc                       CS        252603105      32,806       411,100        SH            SOLE          411,100
Directv                                 CS        25490A101      11,536       273,037        SH            SOLE          273,037
Dollar Thrifty Automotive Grou          CS        256743105      29,611       525,954        SH            SOLE          525,954
Dunkin' Brands Group Inc                CS        265504100      278          10,000         SH            SOLE          10,000
Eastman Kodak Co                        CS        277461109      878          1,125,000      SH            SOLE          1,125,000
Eastman Kodak Co 7% 4/1/17              CB        277461BJ7      2,000        8,000,000      PRN           SOLE          8,000,000
Ecolab Inc                              CS        278865100      102,669      2,100,000      SH            SOLE          2,100,000
Eastman Kodak Co                        CS        277461109      1,092        1,400,000             PUT    SOLE          1,400,000
El Paso Corp                            CS        28336L109      10,488       600,000        SH            SOLE          600,000
EMC Corp/Massachusetts                  CS        268648102      26,028       1,240,000             PUT    SOLE          1,240,000
EQT Corp                                CS        26884L109      17,491       327,800        SH            SOLE          327,800
FORD MOTOR CO                           WT        345370134      19,890       9,000,000      SH            SOLE          9,000,000
Fairpoint Communications Inc            CS        305560302      246          57,267         SH            SOLE          57,267
Fiserv Inc                              CS        337738108      6,931        136,524        SH            SOLE          136,524
Beam Inc                                CS        349631101      12,160       224,860        SH            SOLE          224,860
General Electric Co                     CS        369604103      9,436        620,000        SH            SOLE          620,000
Genzyme Corp                            CS        80105N113      419          403,017        SH            SOLE          403,017
Global Eagle Acquisition Corp           WT        37951D110      501          835,000        SH            SOLE          835,000
Global Eagle Acquisition Corp           CS        37951D102      8,075        850,000        SH            SOLE          850,000
Grifols SA                              CS        398438309      2,414        379,627        SH            SOLE          379,627
Hampton Roads Bankshares Inc            CS        409321502      15,535       3,305,343      SH            SOLE          3,305,343
Harris Corp                             CS        413875105      20,344       595,390        SH            SOLE          595,390
Hertz Global Holdings Inc               CS        42805T105      6,726        755,688        SH            SOLE          755,688
HSN Inc                                 CS        404303109      6,582        198,664        SH            SOLE          198,664
iPATH S&P 500 VIX Short-Term F          CS        06740C261      2,173        40,716         SH            SOLE          40,716
iShares PHLX SOX Semiconductor          CS        464287523      735          16,000         SH            SOLE          16,000
Itau Unibanco Holding SA                CS        465562106      18,624       1,200,000      SH            SOLE          1,200,000
Ivanhoe Mines Ltd                       CS        46579N103      17,303       1,262,969      SH            SOLE          1,262,969
Ivanhoe Mines Ltd                       CS        46579N103      3,213        234,500               CALL   SOLE          234,500
iShares Dow Jones US Real Esta          CS        464287739      63,213       1,250,000             PUT    SOLE          1,250,000
Kinder Morgan Inc/Delaware              CS        49456B101      1,942        75,000         SH            SOLE          75,000
Metlife Inc 5%                          CNVPFD    59156R116      50,938       900,000        SH            SOLE          900,000
Nalco Holding Co                        CS        62985Q101      2,774        79,300         SH            SOLE          79,300
NYSE Euronext                           CS        629491101      8,192        352,477        SH            SOLE          352,477
Oshkosh Corp                            CS        688239201      6,966        442,537        SH            SOLE          442,537
Petroleo Brasileiro SA SPONSORED ADR    CS        71654V408      14,593       650,000        SH            SOLE          650,000
Petroleo Brasileiro SA SP ADR NON VTG   CS        71654V101      10,360       500,000        SH            SOLE          500,000
Pfizer Inc                              CS        717081103      31,741       1,795,321      SH            SOLE          1,795,321
Pioneer Nat Res Co 2.875% 1/15/38       CB        723787AH0      41,601       35,000,000     PRN           SOLE          35,000,000
Radian GROUP Inc 3%  11/15/17           CB        750236AK7      29,550       60,000,000     PRN           SOLE          60,000,000
Radian Group Inc                        CS        750236101      2,453        1,120,000      SH            SOLE          1,120,000
Rubicon Minerals Corp                   CS        780911103      4,255        1,222,800      SH            SOLE          1,222,800
SanDisk Corp                            CS        80004C101      3,685        91,317         SH            SOLE          91,317
SPDR S&P 500 ETF Trust                  CS        78462F103      3,847        34,000         SH            SOLE          34,000
SPDR S&P 500 ETF Trust                  CS        78462F103      27,699       244,800               PUT    SOLE          244,800
Standard Pacific Corp 6% 10/1/12        CB        853763AA8      8,051        7,932,000      PRN           SOLE          7,932,000
SunCoke Energy Inc                      CS        86722A103      220          20,000         SH            SOLE          20,000
Transocean Inc 1.5% 12/15/37            CB        893830AV1      77,306       77,500,000     PRN           SOLE          77,500,000
Tyson Foods Inc 3.25% 10/15/13          CB        902494AP8      33,085       27,479,000     PRN           SOLE          27,479,000
Tyco International Ltd                  CS        H89128104      40,326       989,598        SH            SOLE          989,598
United Continental Holdings In          CS        910047109      3,300        170,257        SH            SOLE          170,257
Universal Business Payment Sol          CS        913384202      3,539        598,800        SH            SOLE          598,800
US Steel Corp 4% 5/15/14                CB        912909AE8      31,191       30,000,000     PRN           SOLE          30,000,000
Vale SA ADR                             CS        91912E105      22,800       1,000,000      SH            SOLE          1,000,000
Vale SA ADR PFD                         PS        91912E204      23,100       1,100,000      SH            SOLE          1,100,000
Warner Chilcott PLC                     CS        G94368100      16,555       1,158,494      SH            SOLE          1,158,494
WellCare Health Plans Inc               CS        94946T106      8,911        234,612        SH            SOLE          234,612
WellPoint Inc                           CS        94973V107      3,264        50,000         SH            SOLE          50,000
Williams Cos Inc/The                    CS        969457100      5,020        206,244        SH            SOLE          206,244
WR Grace & Co                           CS        38388F108      24,146       725,118        SH            SOLE          725,118
Yahoo! Inc                              CS        984332106      3,290        250,000        SH            SOLE          250,000
                                                                 1,432,765



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